June 11, 2014

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

RE:	XBRL Supplement of Thrivent Series Fund, Inc. (the “Registrant”)

Ladies and Gentlemen:

For filing is a supplement, in XBRL format, to the Registrant’s prospectus dated April 30, 2014. If you have any questions or comments regarding the foregoing, please contact me at (612) 844-5168. Thank you.

Very truly yours,

/s/ Rebecca Ann Paulzine

Rebecca Ann Paulzine

Senior Counsel